Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Composition of Share Capital
Composition of share capital

	December 31, 2019			December 31, 2018			December 31, 2017
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares
Ordinary shares
Of NIS 10.00 par value each	17,000,000	11,737,140	(1)	17,000,000	10,675,508	(1)	17,000,000	10,675,508	(1)

(1)
Net of treasury shares as follows: 258,046 Ordinary shares as of December 31, 2019, 2018 and 2017, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.